Other financial liabilities	12 Months Ended
Dec. 31, 2020
Other Financial Liabilities [Abstract]
Other financial liabilities	Other financial liabilities
The detail of Other financial liabilities in the consolidated balance sheets is as follows:

EUR million
	2020	2019	2018
Trade payables	1,177	1,279	1,323
Clearing houses	599	165	434
Tax collection accounts:
Public Institutions	4,122	4,122	3,968
Factoring accounts payable	222	409	263
Unsettled financial transactions	5,080	3,693	3,373
Lease liabilities (note 2.l)	3,049	5,108	190
Other financial liabilities	12,719	15,459	15,113
	26,968	30,235	24,664
Note 50 contains a detail of the residual maturity periods of other financial liabilities at each year-end.
Lease liabilities
The cash outflow of leases in 2020 was EUR 789 million (EUR 946 million in 2019).
The analysis of the maturities of lease liabilities as of 31 December 2020 is shown below:

EUR million
	2020	2019
Maturity Analysis - Discounted payments
Within 1 year	594	766
Between 1 and 3 years	981	1,254
Between 3 and 5 years	637	875
Later than 5 years	837	2,213
Total discounted payments at the end of the year	3,049	5,108
During 2020 and 2019, there were no significant variable lease payments not included in the valuation of lease liabilities